Fair Value of Financial Instruments - Fair Value of Company's Level 3 Financial Liabilities Measured on a Recurring Basis (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Inputs, Level 3 | Series D2X Liquidation Preference
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Financial liabilities on recurring basis	$ 79,870	$ 8,030